Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision/(benefit) for income taxes:
Continuing operations	$ 3,809	$ 7,142	$ 9,246
Discontinued operations	(211)	54	(178)
Provision for income taxes	$ 3,598	$ 7,196	$ 9,068